Financial liabilities - Narrative (Details) - CHF (SFr) SFr in Millions	Jul. 07, 2023	Jun. 30, 2024	Dec. 31, 2023
Contingent liability for guarantees
Disclosure of financial liabilities [line items]
Estimated financial effect of contingent liabilities		SFr 168.2	SFr 155.6
Bank overdraft facility four, CHF
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity	SFr 700.0
Line of credit facility option to increase amount	SFr 200.0
Initial term of facility agreement	3 years
Borrowings maturity extension	1 year
Borrowings		0.0	0.0
Bank overdraft facility four, CHF | Contingent liability for guarantees
Disclosure of financial liabilities [line items]
Estimated financial effect of contingent liabilities		167.9	155.3
Other, Customer Refund Liabilities
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities		SFr 15.9	SFr 12.4